DISCONTINUED OPERATIONS - Student financing business (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Major classes of line items constituting pretax profit of discontinued operations:
Income tax expenses	$ 0	$ 0
Income the operations of the discontinued operations, net of tax	$ (594)	1,845
Disposed of by sale | Student financing business
Major classes of line items constituting pretax profit of discontinued operations:
Financing income		2,843
Cost of financing income		1,001
Selling, research and development, and general and administrative expenses		375
Income from the operations of the discontinued operations, before income tax		1,467
Income the operations of the discontinued operations, net of tax		1,467
Condensed cash flow related to the discontinued operations
Net cash used in operating activities		(624)
Net cash provided by investing activities		10,357
Net cash used in financing activities		$ (9,733)